Financial instruments (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets measured at fair value on a recurring basis for level 3
Transfers in, assets	SFr 11,188	SFr 8,885
Transfers out, assets	(9,956)	(9,512)
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	77	204
Transfers in, assets	0	0
Transfers out, assets	(41)	(151)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	259	0
Settlements, assets	(141)	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	4	24
Balance at end of period, assets	158	77
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	0
Transfers out, assets	0
Purchases, assets	4
Sales, assets	(4)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0	0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	17,180	13,710
Transfers in, assets	5,807	5,218
Transfers out, assets	(4,304)	(5,533)
Purchases, assets	8,263	10,449
Sales, assets	(8,337)	(9,277)
Issuances, assets	1,493	2,330
Settlements, assets	(4,167)	(3,535)
Gain (loss) on transfers in/out included in trading revenues, assets	(60)	102
Gain (loss) on all other activity included in trading revenues, assets	(370)	2,076
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(357)	1,640
Balance at end of period, assets	15,148	17,180
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,465	5,069
Transfers in, assets	1,591	1,260
Transfers out, assets	(1,463)	(3,018)
Purchases, assets	2,950	5,554
Sales, assets	(2,974)	(5,435)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(30)	(60)
Gain (loss) on all other activity included in trading revenues, assets	221	535
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(196)	560
Balance at end of period, assets	4,564	4,465
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,435	2,128
Transfers in, assets	823	392
Transfers out, assets	(467)	(756)
Purchases, assets	1,281	1,161
Sales, assets	(1,388)	(2,004)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(17)	(68)
Gain (loss) on all other activity included in trading revenues, assets	189	402
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(110)	180
Balance at end of period, assets	1,746	1,435
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	612	436
Transfers in, assets	492	625
Transfers out, assets	(615)	(676)
Purchases, assets	1,064	732
Sales, assets	(772)	(659)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(6)	11
Gain (loss) on all other activity included in trading revenues, assets	29	81
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	62
Balance at end of period, assets	814	612
Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	257	417
Transfers in, assets	127	105
Transfers out, assets	(83)	(392)
Purchases, assets	207	415
Sales, assets	(265)	(282)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	0
Gain (loss) on all other activity included in trading revenues, assets	(24)	(58)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(2)	52
Balance at end of period, assets	215	257
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,421	1,567
Transfers in, assets	72	112
Transfers out, assets	(252)	(697)
Purchases, assets	379	2,593
Sales, assets	(364)	(2,402)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(6)	(8)
Gain (loss) on all other activity included in trading revenues, assets	51	61
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(3)	195
Balance at end of period, assets	1,298	1,421
Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,566	595
Transfers in, assets	749	939
Transfers out, assets	(702)	(469)
Purchases, assets	1,228	727
Sales, assets	(1,087)	(554)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(34)	35
Gain (loss) on all other activity included in trading revenues, assets	(228)	196
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(5)	97
Balance at end of period, assets	1,487	1,566
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,823	5,217
Transfers in, assets	2,310	2,156
Transfers out, assets	(1,243)	(1,168)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,493	2,330
Settlements, assets	(3,875)	(3,334)
Gain (loss) on transfers in/out included in trading revenues, assets	11	110
Gain (loss) on all other activity included in trading revenues, assets	(545)	941
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(143)	571
Balance at end of period, assets	4,831	6,823
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,803	1,574
Transfers in, assets	53	70
Transfers out, assets	(282)	(40)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	304	197
Settlements, assets	(719)	(574)
Gain (loss) on transfers in/out included in trading revenues, assets	6	13
Gain (loss) on all other activity included in trading revenues, assets	(341)	393
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(33)	170
Balance at end of period, assets	791	1,803
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,569	1,138
Transfers in, assets	1,574	1,891
Transfers out, assets	(599)	(575)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	405	536
Settlements, assets	(1,776)	(899)
Gain (loss) on transfers in/out included in trading revenues, assets	(5)	(28)
Gain (loss) on all other activity included in trading revenues, assets	(547)	379
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(53)	127
Balance at end of period, assets	1,568	2,569
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,063	1,240
Transfers in, assets	530	132
Transfers out, assets	(362)	(534)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	366	405
Settlements, assets	(680)	(417)
Gain (loss) on transfers in/out included in trading revenues, assets	10	120
Gain (loss) on all other activity included in trading revenues, assets	32	(26)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(23)	143
Balance at end of period, assets	936	1,063
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,326	2,829
Transfers in, assets	1,157	863
Transfers out, assets	(896)	(878)
Purchases, assets	4,085	4,168
Sales, assets	(4,276)	(3,288)
Issuances, assets	0	0
Settlements, assets	(292)	(201)
Gain (loss) on transfers in/out included in trading revenues, assets	(7)	17
Gain (loss) on all other activity included in trading revenues, assets	182	404
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(13)	412
Balance at end of period, assets	4,266	4,326
Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3	2
Transfers in, assets	8	0
Transfers out, assets	(97)	0
Purchases, assets	320	0
Sales, assets	(102)	0
Issuances, assets	0	0
Settlements, assets	(36)	0
Gain (loss) on transfers in/out included in trading revenues, assets	6	0
Gain (loss) on all other activity included in trading revenues, assets	39	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	7	1
Balance at end of period, assets	148	3
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,283	6,969
Transfers in, assets	1	2
Transfers out, assets	(424)	(22)
Purchases, assets	441	978
Sales, assets	(1,190)	(3,884)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(19)	201
Gain (loss) on transfers in/out included in other revenues, assets	70	0
Gain (loss) on all other activity included in other revenues, assets	59	531
Foreign currency translation impact, assets	(163)	508
Balance at end of period, assets	4,058	5,283
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,834	1,600
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	201	204
Sales, assets	(361)	(333)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(1)	179
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(4)	184
Balance at end of period, assets	1,669	1,834
Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,449	5,369
Transfers in, assets	1	2
Transfers out, assets	(424)	(22)
Purchases, assets	240	774
Sales, assets	(829)	(3,551)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(18)	22
Gain (loss) on transfers in/out included in other revenues, assets	70	0
Gain (loss) on all other activity included in other revenues, assets	59	531
Foreign currency translation impact, assets	(159)	324
Balance at end of period, assets	2,389	3,449
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,353	7,998
Transfers in, assets	1,347	500
Transfers out, assets	(1,153)	(601)
Purchases, assets	686	1,024
Sales, assets	(1,055)	(2,012)
Issuances, assets	3,519	4,878
Settlements, assets	(3,371)	(3,168)
Gain (loss) on transfers in/out included in trading revenues, assets	1	3
Gain (loss) on all other activity included in trading revenues, assets	(207)	(173)
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	(14)	(2)
Foreign currency translation impact, assets	(152)	906
Balance at end of period, assets	8,950	9,353
Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,853	5,309
Transfers in, assets	985	253
Transfers out, assets	(365)	(349)
Purchases, assets	69	368
Sales, assets	(687)	(1,098)
Issuances, assets	2,205	3,346
Settlements, assets	(2,072)	(2,428)
Gain (loss) on transfers in/out included in trading revenues, assets	1	1
Gain (loss) on all other activity included in trading revenues, assets	(85)	(118)
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	(14)	(4)
Foreign currency translation impact, assets	(151)	573
Balance at end of period, assets	5,735	5,853
Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,494	1,322
Transfers in, assets	329	156
Transfers out, assets	(266)	(163)
Purchases, assets	296	16
Sales, assets	(213)	(422)
Issuances, assets	811	943
Settlements, assets	(639)	(482)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(85)	(33)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	5
Foreign currency translation impact, assets	2	152
Balance at end of period, assets	1,729	1,494
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	42
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	18	29
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	9	(7)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	14	0
Foreign currency translation impact, assets	1	6
Balance at end of period, assets	112	70
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,468	6,159
Transfers in, assets	4,025	3,165
Transfers out, assets	(3,937)	(3,205)
Purchases, assets	4,244	7,852
Sales, assets	(3,691)	(6,713)
Issuances, assets	784	845
Settlements, assets	(1,309)	(1,448)
Gain (loss) on transfers in/out included in trading revenues, assets	(8)	165
Gain (loss) on all other activity included in trading revenues, assets	(208)	(5)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(5)	0
Foreign currency translation impact, assets	(276)	653
Balance at end of period, assets	7,087	7,468
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,851	5,615
Transfers in, assets	4,016	3,154
Transfers out, assets	(3,841)	(3,174)
Purchases, assets	4,137	7,486
Sales, assets	(3,410)	(6,382)
Issuances, assets	784	845
Settlements, assets	(1,309)	(1,448)
Gain (loss) on transfers in/out included in trading revenues, assets	(13)	169
Gain (loss) on all other activity included in trading revenues, assets	(178)	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(3)	(1)
Foreign currency translation impact, assets	(266)	589
Balance at end of period, assets	6,768	6,851
Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(308)
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	39,434	35,084
Transfers in, assets	11,188	8,885
Transfers out, assets	(9,956)	(9,512)
Purchases, assets	13,976	20,332
Sales, assets	(14,379)	(21,886)
Issuances, assets	6,055	8,053
Settlements, assets	(9,024)	(8,151)
Gain (loss) on transfers in/out included in trading revenues, assets	(61)	270
Gain (loss) on all other activity included in trading revenues, assets	(756)	2,092
Gain (loss) on transfers in/out included in other revenues, assets	66	0
Gain (loss) on all other activity included in other revenues, assets	54	529
Foreign currency translation impact, assets	(936)	3,738
Balance at end of period, assets	35,661	39,434
Bank | Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	77	204
Transfers in, assets	0	0
Transfers out, assets	(41)	(151)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	259	0
Settlements, assets	(141)	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	0	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	4	24
Balance at end of period, assets	158	77
Bank | Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	0
Transfers in, assets	0
Transfers out, assets	0
Purchases, assets	4
Sales, assets	(4)
Issuances, assets	0
Settlements, assets	0
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	0
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Foreign currency translation impact, assets	0
Balance at end of period, assets	0	0
Bank | Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	17,180	13,710
Transfers in, assets	5,807	5,218
Transfers out, assets	(4,304)	(5,533)
Purchases, assets	8,263	10,449
Sales, assets	(8,337)	(9,277)
Issuances, assets	1,493	2,330
Settlements, assets	(4,167)	(3,535)
Gain (loss) on transfers in/out included in trading revenues, assets	(60)	102
Gain (loss) on all other activity included in trading revenues, assets	(370)	2,076
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(357)	1,640
Balance at end of period, assets	15,148	17,180
Bank | Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,465	5,069
Transfers in, assets	1,591	1,260
Transfers out, assets	(1,463)	(3,018)
Purchases, assets	2,950	5,554
Sales, assets	(2,974)	(5,435)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(30)	(60)
Gain (loss) on all other activity included in trading revenues, assets	221	535
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(196)	560
Balance at end of period, assets	4,564	4,465
Bank | Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,435	2,128
Transfers in, assets	823	392
Transfers out, assets	(467)	(756)
Purchases, assets	1,281	1,161
Sales, assets	(1,388)	(2,004)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(17)	(68)
Gain (loss) on all other activity included in trading revenues, assets	189	402
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(110)	180
Balance at end of period, assets	1,746	1,435
Bank | Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	612	436
Transfers in, assets	492	625
Transfers out, assets	(615)	(676)
Purchases, assets	1,064	732
Sales, assets	(772)	(659)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(6)	11
Gain (loss) on all other activity included in trading revenues, assets	29	81
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	10	62
Balance at end of period, assets	814	612
Bank | Recurring basis | Trading assets | Debt securities | CMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	257	417
Transfers in, assets	127	105
Transfers out, assets	(83)	(392)
Purchases, assets	207	415
Sales, assets	(265)	(282)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(2)	0
Gain (loss) on all other activity included in trading revenues, assets	(24)	(58)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(2)	52
Balance at end of period, assets	215	257
Bank | Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,421	1,567
Transfers in, assets	72	112
Transfers out, assets	(252)	(697)
Purchases, assets	379	2,593
Sales, assets	(364)	(2,402)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(6)	(8)
Gain (loss) on all other activity included in trading revenues, assets	51	61
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(3)	195
Balance at end of period, assets	1,298	1,421
Bank | Recurring basis | Trading assets | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,566	595
Transfers in, assets	749	939
Transfers out, assets	(702)	(469)
Purchases, assets	1,228	727
Sales, assets	(1,087)	(554)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(34)	35
Gain (loss) on all other activity included in trading revenues, assets	(228)	196
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(5)	97
Balance at end of period, assets	1,487	1,566
Bank | Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,823	5,217
Transfers in, assets	2,310	2,156
Transfers out, assets	(1,243)	(1,168)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	1,493	2,330
Settlements, assets	(3,875)	(3,334)
Gain (loss) on transfers in/out included in trading revenues, assets	11	110
Gain (loss) on all other activity included in trading revenues, assets	(545)	941
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(143)	571
Balance at end of period, assets	4,831	6,823
Bank | Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,803	1,574
Transfers in, assets	53	70
Transfers out, assets	(282)	(40)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	304	197
Settlements, assets	(719)	(574)
Gain (loss) on transfers in/out included in trading revenues, assets	6	13
Gain (loss) on all other activity included in trading revenues, assets	(341)	393
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(33)	170
Balance at end of period, assets	791	1,803
Bank | Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,569	1,138
Transfers in, assets	1,574	1,891
Transfers out, assets	(599)	(575)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	405	536
Settlements, assets	(1,776)	(899)
Gain (loss) on transfers in/out included in trading revenues, assets	(5)	(28)
Gain (loss) on all other activity included in trading revenues, assets	(547)	379
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(53)	127
Balance at end of period, assets	1,568	2,569
Bank | Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,063	1,240
Transfers in, assets	530	132
Transfers out, assets	(362)	(534)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	366	405
Settlements, assets	(680)	(417)
Gain (loss) on transfers in/out included in trading revenues, assets	10	120
Gain (loss) on all other activity included in trading revenues, assets	32	(26)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(23)	143
Balance at end of period, assets	936	1,063
Bank | Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	4,326	2,829
Transfers in, assets	1,157	863
Transfers out, assets	(896)	(878)
Purchases, assets	4,085	4,168
Sales, assets	(4,276)	(3,288)
Issuances, assets	0	0
Settlements, assets	(292)	(201)
Gain (loss) on transfers in/out included in trading revenues, assets	(7)	17
Gain (loss) on all other activity included in trading revenues, assets	182	404
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(13)	412
Balance at end of period, assets	4,266	4,326
Bank | Recurring basis | Investment securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3	2
Transfers in, assets	8	0
Transfers out, assets	(97)	0
Purchases, assets	320	0
Sales, assets	(102)	0
Issuances, assets	0	0
Settlements, assets	(36)	0
Gain (loss) on transfers in/out included in trading revenues, assets	6	0
Gain (loss) on all other activity included in trading revenues, assets	39	0
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	7	1
Balance at end of period, assets	148	3
Bank | Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,271	6,963
Transfers in, assets	1	2
Transfers out, assets	(424)	(22)
Purchases, assets	401	931
Sales, assets	(1,147)	(3,845)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(19)	201
Gain (loss) on transfers in/out included in other revenues, assets	70	0
Gain (loss) on all other activity included in other revenues, assets	57	534
Foreign currency translation impact, assets	(162)	507
Balance at end of period, assets	4,048	5,271
Bank | Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,834	1,600
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	201	204
Sales, assets	(361)	(333)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(1)	179
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Foreign currency translation impact, assets	(4)	184
Balance at end of period, assets	1,669	1,834
Bank | Recurring basis | Other investments | Equity securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,437	5,363
Transfers in, assets	1	2
Transfers out, assets	(424)	(22)
Purchases, assets	200	727
Sales, assets	(786)	(3,512)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(18)	22
Gain (loss) on transfers in/out included in other revenues, assets	70	0
Gain (loss) on all other activity included in other revenues, assets	57	534
Foreign currency translation impact, assets	(158)	323
Balance at end of period, assets	2,379	3,437
Bank | Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,353	7,998
Transfers in, assets	1,347	500
Transfers out, assets	(1,153)	(601)
Purchases, assets	686	1,024
Sales, assets	(1,055)	(2,012)
Issuances, assets	3,519	4,878
Settlements, assets	(3,371)	(3,168)
Gain (loss) on transfers in/out included in trading revenues, assets	1	3
Gain (loss) on all other activity included in trading revenues, assets	(207)	(173)
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	(14)	(2)
Foreign currency translation impact, assets	(152)	906
Balance at end of period, assets	8,950	9,353
Bank | Recurring basis | Loans - of which commercial and industrial
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	5,853	5,309
Transfers in, assets	985	253
Transfers out, assets	(365)	(349)
Purchases, assets	69	368
Sales, assets	(687)	(1,098)
Issuances, assets	2,205	3,346
Settlements, assets	(2,072)	(2,428)
Gain (loss) on transfers in/out included in trading revenues, assets	1	1
Gain (loss) on all other activity included in trading revenues, assets	(85)	(118)
Gain (loss) on transfers in/out included in other revenues, assets	(4)	0
Gain (loss) on all other activity included in other revenues, assets	(14)	(4)
Foreign currency translation impact, assets	(151)	573
Balance at end of period, assets	5,735	5,853
Bank | Recurring basis | Loans - of which financial institutions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,494	1,322
Transfers in, assets	329	156
Transfers out, assets	(266)	(163)
Purchases, assets	296	16
Sales, assets	(213)	(422)
Issuances, assets	811	943
Settlements, assets	(639)	(482)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(85)	(33)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	5
Foreign currency translation impact, assets	2	152
Balance at end of period, assets	1,729	1,494
Bank | Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	70	42
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	18	29
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	9	(7)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	14	0
Foreign currency translation impact, assets	1	6
Balance at end of period, assets	112	70
Bank | Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	7,468	6,159
Transfers in, assets	4,025	3,165
Transfers out, assets	(3,937)	(3,205)
Purchases, assets	4,244	7,852
Sales, assets	(3,691)	(6,713)
Issuances, assets	784	845
Settlements, assets	(1,309)	(1,448)
Gain (loss) on transfers in/out included in trading revenues, assets	(8)	165
Gain (loss) on all other activity included in trading revenues, assets	(208)	(5)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(5)	0
Foreign currency translation impact, assets	(276)	653
Balance at end of period, assets	7,087	7,468
Bank | Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	6,851	5,615
Transfers in, assets	4,016	3,154
Transfers out, assets	(3,841)	(3,174)
Purchases, assets	4,137	7,486
Sales, assets	(3,410)	(6,382)
Issuances, assets	784	845
Settlements, assets	(1,309)	(1,448)
Gain (loss) on transfers in/out included in trading revenues, assets	(13)	169
Gain (loss) on all other activity included in trading revenues, assets	(178)	(2)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(3)	(1)
Foreign currency translation impact, assets	(266)	589
Balance at end of period, assets	6,768	6,851
Bank | Recurring basis | Other assets - of which loans held-for-sale | RMBS
Assets measured at fair value on a recurring basis for level 3
Gain (loss) on all other activity included in trading revenues, assets	(308)
Bank | Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	39,422	35,078
Transfers in, assets	11,188	8,885
Transfers out, assets	(9,956)	(9,512)
Purchases, assets	13,936	20,285
Sales, assets	(14,336)	(21,847)
Issuances, assets	6,055	8,053
Settlements, assets	(9,024)	(8,151)
Gain (loss) on transfers in/out included in trading revenues, assets	(61)	270
Gain (loss) on all other activity included in trading revenues, assets	(756)	2,092
Gain (loss) on transfers in/out included in other revenues, assets	66	0
Gain (loss) on all other activity included in other revenues, assets	52	532
Foreign currency translation impact, assets	(935)	3,737
Balance at end of period, assets	SFr 35,651	SFr 39,422